Business Combinations	12 Months Ended
Jan. 02, 2016
Business Combinations [Abstract]
Business Combinations
BUSINESS COMBINATIONS
Fiscal Year 2015
Thoratec: In October 2015, the Company acquired all the outstanding shares of Thoratec Corporation (Thoratec). Under the terms of the agreement, each outstanding Thoratec share was converted into the right to receive $63.50 per share in cash. Thoratec, headquartered in Pleasanton, California, develops, manufactures and markets proprietary medical devices used for mechanical circulatory support for the treatment of heart failure patients. Certain “in-the-money” unvested options to purchase Thoratec shares that were outstanding and unexercised immediately prior to completion of the acquisition were exchanged for St. Jude Medical restricted stock awards; each unvested Thoratec restricted stock unit and performance share unit that was outstanding immediately prior to completion of the acquisition was converted into St. Jude Medical restricted stock units; and certain “in-the-money” unvested options to purchase Thoratec shares, unvested restricted stock units, and unvested Thoratec performance share units previously awarded to certain employees were accelerated upon the acquisition (collectively “accelerated and replacement equity awards”). The aggregate fair value of the accelerated and replacement equity awards of $166 million was based on St. Jude Medical, Inc.'s stock price at the date of acquisition. The value of the replacement equity awards not earned was $57 million as of the date of acquisition and will be expensed over the remaining requisite service periods ranging up to four years (see Note 7). Additionally, during 2015, the Company recognized direct transaction costs of $22 million in selling, general and administrative expense in the Company's Consolidated Statements of Earnings.
The purchase price allocation is considered preliminary, largely with respect to certain tax-related assets and liabilities and legal contingencies. Significant judgment is required in determining the estimated fair values of identifiable intangible assets, including IPR&D assets, and certain other assets and liabilities. Such valuation requires significant estimates and assumptions inherent in the initial measurements including, but not limited to:

•
Timing and amount of revenue and future cash flows, which often depend on estimates of relevant market sizes, expected market growth rates, trends in technology (including the impacts of anticipated product introductions by competitors, legal agreements and patent litigation), the expected useful lives of acquired technologies and the expected completion date of IPR&D projects;

•
Expected costs to develop the IPR&D projects into commercially viable products, which include the stage of completion, the complexity of the work to complete, the contribution of core technologies and other acquired assets and the required clinical investment to obtain regulatory approval;

•	The discount rate reflecting the risk inherent in future cash flows; and

•	Perpetual growth rate used to calculate the terminal value, where applicable.

The following table summarizes the preliminary purchase price allocation of the values of net assets as a result of the Company's acquisition of Thoratec in October 2015 (in millions):

Thoratec
Accounts receivable	$76
Inventories	150
Other current and noncurrent assets	44
Property, plant and equipment	57
Goodwill	2,142
Intangible assets	1,490
Accounts payable	(22)
Other current and noncurrent liabilities	(69)
Contingent consideration liabilities	(33)
Deferred income tax assets/(liabilities)	(548)
Net assets	$3,287

Cash consideration paid to Thoratec shareholders	$3,484
Cash consideration paid for vested Thoratec share awards	30
Total cash paid	$3,514
Less: cash acquired	(262)
Net cash consideration	$3,252
Fair value of equity awards exchanged in business combination	35
Total purchase consideration	$3,287

The goodwill recorded as a result of the Thoratec acquisition is not deductible for income tax purposes. The goodwill is largely attributable to strategic opportunities for growing the Company's portfolio of products treating heart failure by offering more comprehensive therapy options across the care continuum. Synergies are also expected to arise upon the integration of Thoratec, the benefits of utilizing the existing workforce, technology innovation and cross-selling opportunities. Additionally, IPR&D projects that did not have substance at the acquisition date are not separately identified. IPR&D intangible assets include Thoratec projects for its next generation left ventricular assist device and percutaneous heart pumps, which have not been approved for commercialization in the U.S. We currently expect approvals for U.S. commercialization to occur at various times in 2018 and 2019. In connection with the acquisition of Thoratec, the Company recognized $714 million of indefinite-lived IPR&D intangible assets, $683 million of purchased technology and patent definite-lived intangible assets that have an estimated weighted average useful life of 9.8 years and a $93 million trademark definite-lived intangible asset that has an estimated useful life of 16.0 years.

The consolidated results of the Company for the fiscal year ended January 2, 2016, include Thoratec's results of operations from the acquisition date through January 2, 2016. Net sales and net losses of Thoratec during this period and included in the Company's Consolidated Financial Statements for the fiscal year ended January 2, 2016 totaled $136 million and $94 million, respectively.

The following unaudited pro forma information provides the effect of the Company's acquisition of Thoratec as if the acquisition had occurred on December 29, 2013 (in millions):

(unaudited)	2015	2014
Pro forma net sales	$5,919	$6,099
Pro forma net earnings attributable to St. Jude Medical, Inc.	$970	$767

The historical consolidated financial information of the Company and Thoratec has been adjusted in the pro forma information to give effect to pro forma events that are (a) directly attributable to the acquisition and related financing, (b) expected to have a continuing impact on St. Jude Medical, Inc., and (c) factually supportable. In order to reflect the occurrence of the acquisition on December 29, 2013, as required, the unaudited pro forma results include adjustments to reflect, among other things, the incremental intangible asset amortization to be incurred based on the preliminary values of each identifiable intangible asset and the interest expense from debt financing obtained to fund the cash consideration transferred. Pro forma adjustments were tax effected at the Company's historical statutory rates in effect for the respective periods. The unaudited pro forma amounts are not necessarily indicative of the combined results of operations that would have been realized had the acquisition and related financing occurred on December 29, 2013, nor are they meant to be indicative of any anticipated combined results of operations that St. Jude Medical, Inc. will experience after the transaction. In addition, the amounts do not include any adjustments for actions that may be taken following the completion of the transaction, such as expected cost savings, operating synergies or revenue enhancements that may be realized subsequent to the transaction. Pro forma 2015 net earnings attributable to St. Jude Medical, Inc. were adjusted to exclude the following in fiscal year 2015: $16 million of direct transaction costs, $19 million of nonrecurring expense related to the fair value adjustment to acquisition-date inventory, $64 million of nonrecurring stock-based compensation expenses for Thoratec equity awards accelerated at closing, $46 million of severance and other termination payments and $15 million of retention bonuses, consulting expenses and other bonus payments. These items were included in the proforma 2014 net earnings attributable to St. Jude Medical, Inc.

Fiscal Year 2014
NeuroTherm: In August 2014, the Company acquired all the outstanding shares of NT Holding Company (NeuroTherm) for $147 million in net cash consideration and assumed $50 million of debt, which has been repaid. Additionally, the Company recognized direct transaction costs of $1 million in selling, general and administrative expense in the Company's Consolidated Statements of Earnings. NeuroTherm, headquartered in Wilmington, Massachusetts, is involved in the business of marketing, designing, manufacturing and distributing radio frequency ablation medical devices and the related consumable items for pain management and interventional radiology markets.
The goodwill recorded as a result of the NeuroTherm acquisition is not deductible for income tax purposes. The goodwill is largely attributable to strategic opportunities for growing the Company's neuromodulation product portfolio to provide additional product offerings and therapy options, synergies expected to arise after the acquisition and the benefits of the existing workforce related to the acquired business. In connection with the acquisition of NeuroTherm, the Company recognized $87 million of developed technology intangible assets that have estimated useful lives ranging from 11 to 12 years and a $2 million other intangible asset that has an estimated useful life of 5 years.

During the fourth quarter of 2014, the Company reflected a fair value adjustment and recorded a $7 million decrease to goodwill and deferred income tax assets/(liabilities). All other adjustments to the preliminary purchase price allocation within the allocation period were not material. The following table summarizes the final purchase price allocation of the fair values of net assets as a result of the Company's acquisition of NeuroTherm in August 2014 (in millions):

NeuroTherm
Current assets	$22
Property, plant and equipment	2
Goodwill	125
Intangible assets	89
Current liabilities	(13)
Deferred income tax assets/(liabilities)	(28)
Long-term debt	(50)
Net assets	$147

Cash paid	$148
Less: Cash acquired	(1)
Net cash consideration	$147

The results of NeuroTherm since the date of acquisition and pro forma disclosures of the consolidated results of the Company with the full year effects of NeuroTherm have not been separately presented since the impact to the Company's results of operations was not material.

Fiscal Year 2013
Endosense: In August 2013, the Company acquired all the outstanding shares of Endosense S.A. (Endosense) for the equivalent of $171 million (160 million Swiss Francs) in net cash consideration using available cash from outside the United States. Endosense is based in Geneva, Switzerland and develops, manufactures and markets the TactiCath® irrigated ablation catheter to provide physicians a real-time, objective measure of the force to apply to the heart wall during a catheter ablation procedure. At the time of acquisition, the Endosense force-sensing technology was CE Mark-approved for atrial fibrillation and supra ventricular tachycardia ablation. Under the terms of the acquisition agreement, the Company was obligated to make an additional cash payment of up to 150 million Swiss Francs, contingent upon both the achievement and timing of U.S. Food and Drug Administration (FDA) approval. Consistent with the provisions of Accounting Standards Codification (ASC) Topic 805, Business Combinations (ASC Topic 805) the Company accrued the contingent payment on the date of acquisition after determining its fair value of $132 million in arriving at $303 million of total consideration, net of cash acquired. The contingent consideration liability has been remeasured to fair value at each reporting period with changes in fair value reflected in the Consolidated Statements of Earnings. In October 2014, the Company received FDA approval of the TactiCath® irrigated ablation catheter and paid $155 million to settle the contingent consideration liability (see Note 11).

The goodwill recorded as a result of the Endosense acquisition is not deductible for income tax purposes. The goodwill represents the strategic opportunities for growing the Company's atrial fibrillation product portfolio and the expected revenue growth from increased market penetration from future products and customers. The Company now has the potential to integrate the force-sensing technology to offer a MediGuide™-enabled force-sensing ablation catheter and incorporate force-sensing data into its EnSite Velocity™ Mapping System. In connection with the acquisition of Endosense, the Company recognized $20 million of developed technology intangible assets that have an estimated useful life of 7 years and $33 million of IPR&D that was capitalized as an indefinite-lived intangible asset. During 2014, the IPR&D was reclassified to a purchased technology definite-lived intangible asset upon receiving FDA approval.

The results of Endosense since the date of acquisition and pro forma disclosures of the consolidated results of the Company with the full year effects of Endosense have not been separately presented since the impact to the Company's results of operations was not material.

Nanostim: In October 2013, the Company exercised its exclusive fixed price purchase option and acquired all the outstanding shares of Nanostim, Inc. (Nanostim) for $121 million in net cash consideration. The Company previously held an investment in Nanostim, which provided the Company with an 18% voting equity interest. Nanostim is based in Sunnyvale, California and has developed the first leadless, miniaturized cardiac pacemaker system, which received CE Mark approval in August 2013. The Nanostim™ leadless pacemaker also received FDA conditional approval in September 2013 for its Investigational Device Exemption application and pivotal clinical trial protocol to begin evaluating the technology in the U.S. The Company previously concluded that Nanostim was a VIE, but that St. Jude Medical was not the primary beneficiary as it did not retain power to direct the activities of Nanostim that most significantly impacted its economic performance. The Company previously reflected its investment in Nanostim as a cost method investment in other assets.

At the time of acquisition, the Company's 18% voting equity interest in Nanostim was remeasured to fair value of $33 million, which approximated its carrying value, and the related remeasurement gain was not material. Under the terms of the acquisition agreement, the Company was obligated to make additional cash payments of up to $65 million, contingent upon the achievement and timing of certain revenue-based milestones. The Company accrued the contingent payment after determining its fair value of $56 million as of the date of acquisition in arriving at $210 million of total consideration, net of cash acquired (see Note 11).

The goodwill recorded as a result of the Nanostim acquisition is not deductible for income tax purposes. The goodwill represents the strategic opportunities for growing the Company's Cardiac Rhythm Management business through expected revenue growth from increased market penetration and consumer preference for a miniaturized, leadless pacemaker as well as the potential for future product indications. In connection with the acquisition of Nanostim, the Company recognized $34 million of developed technology intangible assets that have an estimated useful life of 10 years and $27 million of IPR&D that was capitalized as an indefinite-lived intangible asset.

The results of Nanostim since the date of acquisition and pro forma disclosures of the consolidated results of the Company with the full year effects of Nanostim have not been separately presented since the impact to the Company's results of operations was not material.

Spinal Modulation: In June 2013, the Company made an equity investment of $40 million in Spinal Modulation, a privately-held company that is focused on the development of an intraspinal neuromodulation therapy that delivers spinal cord stimulation targeting the dorsal root ganglion to manage chronic pain. The investment agreement resulted in a 19% voting equity interest and provided the Company with the exclusive right, but not the obligation, to acquire Spinal Modulation. Additionally, in connection with the investment and contingent acquisition agreement, the Company also entered into an exclusive international distribution agreement, and obtained significant decision-making rights over Spinal Modulation's operations and economic performance. Accordingly, effective June 7, 2013, the Company determined that Spinal Modulation was a VIE for which St. Jude Medical was the primary beneficiary with the financial condition and results of operations of Spinal Modulation included in St. Jude Medical's Consolidated Financial Statements. During 2015, the Company exercised its exclusive option to acquire the remaining ownership interest in Spinal Modulation (see Note 6).

The goodwill recognized in connection with the Spinal Modulation transaction was not deductible for income tax purposes. The goodwill represents the strategic opportunities for growing the Company's neuromodulation chronic pain portfolio as well as the expected revenue growth from increased market penetration. The Company recognized $45 million of indefinite-lived IPR&D intangible assets. The Company also recognized $7 million of purchased technology intangible assets with an estimated useful life of 12 years.

CardioMEMS: During 2010, the Company made an equity investment of $60 million in CardioMEMS, a privately-held company based in Atlanta, Georgia that is focused on the development of a wireless monitoring technology that can be placed directly into the pulmonary artery to assess cardiac performance via measurement of pulmonary artery pressure. The investment agreement resulted in the Company obtaining a 19% voting equity interest and provided the Company with the exclusive right, but not the obligation, to acquire CardioMEMS for an additional payment of $375 million less any net debt payable to St. Jude Medical under a separate loan agreement entered into between CardioMEMS and the Company.

In the first quarter of 2013, the Company obtained significant decision-making rights over CardioMEMS' operations and provided debt financing of $28 million to CardioMEMS which was collateralized by substantially all the assets of CardioMEMS including its intellectual property. In July 2013, the Company provided $9 million of additional debt financing to CardioMEMS. In accordance with U.S. GAAP, the Company reconsidered its arrangements with CardioMEMS and determined that effective February 27, 2013, CardioMEMS was a VIE for which St. Jude Medical was the primary beneficiary with the financial condition and results of operations of CardioMEMS included in St. Jude Medical's Consolidated Financial Statements. The Company recognized a $29 million charge to other (income) expense in the Company's Consolidated Statements of Earnings during the first quarter of 2013 to adjust the carrying value of its equity investment and fixed price purchase option to fair value. During 2014, the Company exercised its exclusive option to acquire the remaining ownership interest in CardioMEMS (see Note 6).

The goodwill recognized in connection with the initial consolidation of CardioMEMS as a VIE was not deductible for income tax purposes. The goodwill represents the strategic opportunities for growing the Company's cardiac rhythm management and heart failure therapy product portfolio as well as the expected revenue growth from increased market penetration. The Company recognized $63 million of indefinite-lived IPR&D intangible assets. During 2014, the IPR&D was reclassified to a purchased technology definite-lived intangible asset upon receiving FDA approval.

Adjustments in 2014 to the preliminary purchase price allocations within the respective allocation periods were not material. The following table summarizes the final purchase price allocation of the fair values of the net assets as a result of the Company's acquisitions of Endosense and Nanostim and the initial consolidations of Spinal Modulation and CardioMEMS as variable interest entities for which St. Jude Medical, Inc. was the primary beneficiary (in millions):

	Endosense	Nanostim	Spinal Modulation	CardioMEMS
Cash and cash equivalents	$—	$—	$41	$33
Current assets	2	1	9	3
Goodwill	258	149	46	83
In-process research and development (IPR&D)	33	27	45	63
Other intangible assets	20	34	7	—
Other assets	1	1	1	2
Current liabilities	(11)	(2)	(6)	(13)
Deferred income tax assets/(liabilities)	—	—	(19)	(23)
Other liabilities	—	—	—	(5)
Net assets	$303	$210	$124	$143

Cash paid	$180	$124	$—	$—
Less: Cash acquired	(9)	(3)	—	—
Net cash consideration	$171	$121	$—	$—
Contingent consideration	132	56	—	—
Fair value of St. Jude Medical, Inc.'s previously held interest	—	33	—	31
Acquisition of controlling ownership interest	—	—	40	—
Debt financing	—	—	—	28
Additions in noncontrolling ownership interest	—	—	84	84
Total purchase consideration	$303	$210	$124	$143

The cash and cash equivalent balances of Spinal Modulation and CardioMEMS are inclusive of the equity investment and debt financing, respectively.